Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Equity securities with readily determinable fair value	¥ 28,452	¥ 64,916
Recurring
Assets
Short-term investments	19,157,428	18,850,462
Equity securities with readily determinable fair value	28,452	64,916
Total assets	19,185,880	18,915,378
Recurring | Level 1
Assets
Equity securities with readily determinable fair value	28,452	64,916
Total assets	28,452	64,916
Recurring | Level 2
Assets
Short-term investments	19,157,428	18,850,462
Total assets	¥ 19,157,428	¥ 18,850,462